PREPAID EXPENSES AND OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2025
Other Assets, Noncurrent Disclosure [Abstract]
PREPAID EXPENSES AND OTHER LONG-TERM ASSETS	PREPAID EXPENSES AND OTHER LONG-TERM ASSETS

	December 31,
	2025	2024
Deferred commission costs	$127,746	$118,531
Severance pay fund	14,593	11,972
Prepaid expenses	88,314	78,751
Other	2,442	3,258
	$233,095	$212,512